Debt Securities (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Breakdown of the Global Programs for the Issuance of Debt Securities outstanding
The following is a breakdown of the Global Programs for the Issuance of Debt securities outstanding:

Company	Authorized Amount (*)	Type of Debt Securities	Program Term	Approval Date by Shareholders’ Meeting	CNV Approval
Grupo Financiero Galicia S.A.	USD 100,000	Simple debt securities not convertible into shares	5 years	03.09.09 confirmed on 08.02.12	Resolution No. 16113 dated 04.29.09 and extended by Resolution No. 17343 dated 05.08.14 and Provision No. DI-2019-63-APN-GE#CNV dated 08.06.19. Authorization of Increase, Resolution No. 17,064 dated 04.25.13

Banco de Galicia y Buenos Aires S.A.U.	USD 2,100,000	Simple debt securities, not convertible into shares, subordinated or not, to be adjusted or not, secured or unsecured.	5 years	04.28.05, 04.14.10, 04.29.15, 11.09.16 and 04.28.20
Resolution No. 15228 dated 11.04.05 and extended through Resolution No. 16454 dated 11.11.10 and Resolution No. 17883 dated 11.20.15 and Resolution No. DI-2020-53-APN-GE#CNV dated 11.24.20. Increase of the amount approved by Resolutions No. 17883 dated 11.20.15, No. 18081 dated 06.10.16, No. 18480 dated 01.26.17 and No. 19520 dated
05.17.18

Banco de Galicia y Buenos Aires S.A.U.	USD 2,100,000	Simple debt securities not convertible into shares	-	04.25.19	Frequent Issuer Registration No. 11, granted by Resolution No. RESCFC-2019-2055-APN-DIR#CNV, dated 11/13/19 of CNV´s Board of Directors

Tarjeta Naranja S.A.	USD 1.000.000	Simple debt securities, not convertible into shares	5 years	03.08.12	Resolution No. 15220 dated 07.14.05 and extended through Resolution No. 17676 dated 05.21.15 and No. DI2020-20-APNGE#CNV dated 03.18.20. Increase of the amount approved by Resolutions No. 15.361 dated 03.23.06, 15.785 dated 11.16.07, 16.571 dated 05.24.11, 16.822 dated 05.23.12 and 19.508 dated 05.10.18

Tarjetas Cuyanas S.A.	USD 250,000	Simple debt securities, not convertible into shares	5 years	03.30.10 confirmed on 04.06.10 and 02.15.13	Resolution No. 16328 dated 05.18.10. Increase of the amount approved by Resolution No. 17072 dated 05.02.13
(*) Or its equivalent in any other currency.

Summary of Unsubordinated Debt Securities Outstanding Issued Under the Global Programs
The Company has the following Unsubordinated Debt securities outstanding issued under the Global Programs detailed in the table above as of December 31, 2020, net of repurchases of Own Debt:

Company	Placement Date	Currency	Class N°	Face Value	Type (**)	Term	Maturity Date	Rate	Issuance Authorized by the CNV	Book Value (*) as of 12.31.20
Banco de Galicia y Buenos Aires S.A.U.	04.26.18	Ps.	V Series II	2,032,833	Simple	36 Months	04.26.21	Badlar + 3.50%	04.18.18	1,732,315
Banco de Galicia y Buenos Aires S.A.U.	11.20.20	Ps.	VIII (1)	1,589,722	Simple	9 Months	08.20.21	Badlar + 2.25%	04.20.20	1,255,566
Tarjeta Naranja S.A.	04.11.17	Ps.	XXXVII	3,845,700	Simple	1,826 days	04.11.22	Minimum 15% Rate/ Badlar + 3.50%	03.30.17	2,644,989
Tarjeta Naranja S.A.	07.08.20	Ps.	XLIV	3,574,897	Simple	549 days	01.08.22	Badlar + 4%	06.30.20	3,609,011
Tarjeta Naranja S.A.	12.18.20	Ps.	XLV	3,057,000	Simple	365 days	12.18.21	Badlar + 5%	12.14.20	2,641,113
Tarjeta Naranja S.A. (***)	06.09.17	Ps.	XXVIII Series II	371,825	Simple	1,461 days	06.09.21	Minimum 25% Rate/ Badlar + 3.70%	05.29.17	362,247

Total										12,245,241

(*)	It includes principal and interest.
(**)	Not convertible into shares.
(***)	Negotiable Obligations merged into by Tarjeta Naranja S.A. following its merger with Tarjetas Cuyanas S.A.
(1)	Issued under the Frequent Issuer Regime.
On June 21, 2018, Banco de Galicia y Buenos Aires S.A.U. issued the “Green Bond” which was entirely acquired by the International Finance Corporation. The Green Bond is a 7-year facility, with interest payable every six months. The Green Bond has a 36-month grace period in respect of the repayment of principal, followed by payments in 9 installments due every six months. As of December 31, 2020, the carrying amount of the Green Bond totals Ps.4,828,657, and it amounted to Ps.8,399,358 as of December 31, 2019.
The Company has the following Unsubordinated Debt Securities outstanding issued under the Global Programs detailed in the table above as of December 31, 2019 , net of repurchases of Own Debt:

Company	Placement Date	Currency	Class N°	Face Value		Type (**)	Term	Maturity Date	Rate	Issuance Authorized by the CNV	Book Value (*) as of 12.31.19
Banco de Galicia y Buenos Aires S.A.U.	02.17.17	Ps.	III	USD150,537	(1)	Simple	36 Months	02.17.20	Badlar + 2.69%	02.06.17	1,443,765
Banco de Galicia y Buenos Aires S.A.U.	05.18.17	Ps.	IV	2,000,000		Simple	36 Months	05.18.20	Badlar + 2.98%	05.08.17	2,357,013
Banco de Galicia y Buenos Aires S.A.U.	04.26.18	Ps.	V Series I	4,209,250		Simple	24 Months	04.26.20	Fixed Rate 25.98%	04.18.18	5,265,353
Banco de Galicia y Buenos Aires S.A.U.	04.26.18	Ps.	V Series II	2,032,833		Simple	36 Months	04.26.21	Badlar + 3.50%	04.18.18	2,454,067
Banco de Galicia y Buenos Aires S.A.U.	11.25.19	Ps.	VII (2)	4,182,280		Simple	6 Months	05.25.20	Badlar + 4%	11.13.19	5,815,305
Tarjeta Naranja S.A.	06.29.16	Ps.	XXXIV Series II	475,397		Simple	1,461 days	06.29.20	Minimum 32% Rate/ Badlar + 4.67%	06.21.16	538,916
Tarjeta Naranja S.A.	09.27.16	Ps.	XXXV Series II	774,389		Simple	1,461 days	09.27.20	Minimum 26% Rate/ Badlar + 3.99%	09.15.16	891,958
Tarjeta Naranja S.A.	04.11.17	Ps.	XXXVII	3,845,700		Simple	1,826 days	04.11.22	Minimum 15% Rate/ Badlar + 3.50%	03.30.17	5,911,129
Tarjeta Naranja S.A.	04.10.18	Ps.	XL Series II	1,402,500		Simple	914 days	10.10.20	Minimum 27% Rate/ Badlar + 3.69%	03.27.18	1,992,957
Tarjeta Naranja S.A.	11.15.18	Ps.	XLI Series II	343,555		Simple	547 days	05.15.20	Badlar + 10%	11.07.18	478,609
Tarjeta Naranja S.A.	02.19.19	Ps.	XLIII	1,583,895		Simple	547 days	08.18.20	Badlar + 7%	02.07.19	2,018,633
Tarjeta Naranja S.A. (***)	07.26.16	Ps.	XXV	400,000		Simple	1,461 days	07.26.20	Minimum 30% Rate/ Badlar + 3.94%	07.13.16	577,248
Tarjeta Naranja S.A. (***)	10.24.16	Ps.	XXVI Series II	350,237		Simple	1,461 days	10.24.20	Minimum 26% Rate/ Badlar + 4%	10.14.16	507,796
Tarjeta Naranja S.A. (***)	02.10.17	Ps.	XXVII Series II	500,000		Simple	1,095 days	02.10.20	Minimum 23.5% Rate/ Badlar + 3.50%	02.02.17	647,663
Tarjeta Naranja S.A. (***)	06.09.17	Ps.	XXVIII Series II	371,825		Simple	1,461 days	06.09.21	Minimum 25% Rate/ Badlar + 3.70%	05.29.17	508,896

Total											31,409,308

(*)	It includes principal and interest.
(**)	Not convertible into shares.
(***)	Negotiable Obligations merged into by Tarjeta Naranja S.A. following its merger with Tarjetas Cuyanas S.A.
(1)
In accordance with the issuance conditions, they were converted into Ps. 2,360,360. The foreign exchange risk is assumed by the investor because the services of interest and principal are calculated based on the amount of principal in Argentine pesos and converted into payments in US dollars on each payment date.

(2)	Issued under the Frequent Issuer Regime.

Summary of Repurchases of Own Debt Securities
The repurchases of Own Debt securities as of the indicated dates are as follows:

Company	ON Class	Nominal Value as of 12.31.20	Book Value (*) as of 12.31.20
Banco de Galicia y Buenos Aires S.A.U.	V Serie II	5,000	5,330
Banco de Galicia y Buenos Aires S.A.U.	VIII	79,000	82,207
Tarjeta Naranja S.A.	XXXVII	9,620	106,451
Tarjeta Naranja S.A.	XLIV	235,000	252,052
Tarjeta Naranja S.A.	XLV	440,000	443,520
Tarjeta Naranja S.A. (**)	XXVIII Serie II	18,889	19,398

Total			908,958

(*) It includes principal and interest.
(**) Debt securities merged into by Tarjeta Naranja S.A. following its merger with Tarjetas Cuyanas S.A.

Company	ON Class	Nominal Value as of 12.31.19	Book Value (*) as of 12.31.19
Banco de Galicia y Buenos Aires S.A.U.	V Series II	5,000	7,330
Tarjeta Naranja S.A.	XXXV Series II	38,500	50,473
Tarjeta Naranja S.A.	XXXVII	1,468	34,075
Tarjeta Naranja S.A.	XL Series II	34,500	43,535
Tarjeta Naranja S.A.	XLI Series II	15,000	21,716
Tarjeta Naranja S.A.	XLIII	16,500	18,239
Tarjeta Naranja S.A. (**)	XXV	8,000	11,319
Tarjeta Naranja S.A. (**)	XXVI Series II	10,000	15,351
Tarjeta Naranja S.A. (**)	XXVII Series II	17,442	25,330
Tarjeta Naranja S.A. (**)	XXVIII Series II	8,254	11,535

Total			238,903

(*)	It includes principal and interest.
(**)	Debt securities merged into by Tarjeta Naranja S.A. following its merger with Tarjetas Cuyanas S.A.